Segment information	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Segment information

D.35. Segment information

As of December 31, 2017, and as described in Notes A.5. and B.26., Sanofi has three operating segments: Pharmaceuticals, Consumer Healthcare and Human Vaccines (Vaccines).

The Pharmaceuticals segment comprises the commercial operations of the following global franchises: Specialty Care (Rare Diseases, Multiple Sclerosis, Oncology, Immunology), Diabetes & Cardiovascular, Established Prescription Products and Generics, together with research, development and production activities dedicated to our Pharmaceuticals segment. This segment also includes all associates whose activities are related to pharmaceuticals, in particular our share of Regeneron.

The Consumer Healthcare segment comprises, for all geographical territories, the commercial operations for our Consumer Healthcare products, together with research, development and production activities dedicated to those products.

The Vaccines segment comprises, for all geographical territories (including from January 1, 2017 certain European territories previously included in the Sanofi Pasteur MSD joint venture), the commercial operations of Sanofi Pasteur, together with research, development and production activities dedicated to vaccines.

Inter-segment transactions are not material.

D.35.1. Segment results

Sanofi reports segment results on the basis of “Business operating income”. This indicator is used internally by Sanofi’s chief operating decision maker to measure the performance of each operating segment and to allocate resources.

Business operating income is derived from Operating income, adjusted as follows:

∎	the amounts reported in the line items Restructuring costs and similar items, Fair value remeasurement of contingent consideration and Other gains and losses, and litigation are eliminated;

∎	amortization and impairment losses charged against intangible assets (other than software and other rights of an industrial or operational nature) are eliminated;

∎	the share of profits/losses from investments accounted for using the equity method is added;

∎	net income attributable to non-controlling interests is deducted;

∎

other acquisition-related effects (primarily the workdown of acquired inventories remeasured at fair value at the acquisition date, and the impact of acquisitions on investments accounted for using the equity method) are eliminated;

∎	restructuring costs relating to investments accounted for using the equity method are eliminated.

The table below sets forth our segment results for the year ended December 31, 2017, based on our new segment reporting model:

	2017
(€ million)	Pharmaceuticals	Consumer Healthcare	Vaccines	Other	Total Sanofi
Net sales	25,122	4,832	5,101	-	35,055
Other revenues	287	-	862	-	1,149

Cost of sales	(6,728)	(1,648)	(2,798)	(271)	(11,445)

Research and development expenses	(4,056)	(123)	(557)	(736)	(5,472)

Selling and general expenses	(5,750)	(1,605)	(698)	(2,005)	(10,058)

Other operating income and expenses	34	94	(107)	(17)	4

Share of profit/(loss) from investments accounted for using the equity method	233	1	1	-	235

Net income attributable to non-controlling interests	(117)	(8)	-	-	(125)
Business operating income	9,025	1,543	1,804	(3,029)	9,343

Due to lack of available data and the too complex and significant adjustments that would be required (in particular to our reporting tools), the comparative information has not been restated to reflect the changes arising from our new segment reporting model. We have therefore also presented segment results for 2017 and comparative periods using our previous segment reporting model in the table below:

	2017
(€ million)	Pharmaceuticals(a)	Vaccines(b)	Other	Total Sanofi
Net sales	29,954	5,101	-	35,055
Other revenues	287	862	-	1,149

Cost of sales	(8,628)	(2,817)	-	(11,445)

Research and development expenses	(4,835)	(637)	-	(5,472)

Selling and general expenses	(9,176)	(881)	(1)	(10,058)

Other operating income and expenses	180	(108)	(68)	4

Share of profit/(loss) from investments accounted for using the equity method	234	1	-	235

Net income attributable to non-controlling interests	(125)	-	-	(125)
Business operating income	7,891	1,521	(69)	9,343

(a)	Includes Consumer Healthcare and an allocation of global support function costs.

(b)	Includes an allocation of global support function costs.

The table below sets forth our segment results for the year ended December 31, 2016, based on our previous segment reporting model:

	December 31, 2016
(€ million)	Pharmaceuticals(a)	Vaccines(b)	Other	Total Sanofi
Net sales	29,244	4,577	-	33,821
Other revenues	274	613	-	887

Cost of sales	(8,349)	(2,353)	-	(10,702)

Research and development expenses	(4,618)	(554)	-	(5,172)

Selling and general expenses	(8,743)	(743)	-	(9,486)

Other operating income and expenses	(1)	(14)	(112)	(127)

Share of profit/(loss) from investments accounted for using the equity method	129	48	-	177

Net income attributable to non-controlling interests	(112)	(1)	-	(113)
Business operating income	7,824	1,573	(112)	9,285

(a)	Includes Consumer Healthcare and an allocation of global support function costs. Consumer Healthcare net sales were €3,330 million in 2016.

(b)	Includes an allocation of global support function costs.

The table below sets forth our segment results for the year ended December 31, 2015, based on our previous segment reporting model:

	December 31, 2015
(€ million)	Pharmaceuticals(a)	Vaccines(b)/(c)	Other	Total Sanofi
Net sales	29,799	4,261	-	34,060
Other revenues	288	513	-	801

Cost of sales	(8,788)	(2,131)	-	(10,919)

Research and development expenses	(4,530)	(552)	-	(5,082)

Selling and general expenses	(8,656)	(726)	-	(9,382)

Other operating income and expenses	(121)	27	(114)	(208)

Share of profit/(loss) from investments accounted for using the equity method	146	23	-	169

Net income attributable to non-controlling interests	(125)	(1)	-	(126)
Business operating income	8,013	1,414	(114)	9,313

(a)	Includes Consumer Healthcare and an allocation of global support function costs. Consumer Healthcare net sales were €3,492 million in 2015.

(b)	Includes an allocation of global support function costs.

(c)

Due to a change in accounting presentation, VaxServe sales of non-Sanofi products are included in Other revenues from 2016 onwards. The presentation of prior period Net sales and Other revenues has been amended accordingly (see Note B.13.).

The table below, presented in compliance with IFRS 8, shows a reconciliation between aggregated “Business operating income” for the segments and Income before tax and investments accounted for using the equity method.

(€ million)	2017	2016	2015
Business operating income	9,343	9,285	9,313
Share of profit/(loss) from investments accounted for using the equity method(a)	(235)	(177)	(169)

Net income attributable to non-controlling interests(b)	125	113	126

Amortization and impairment of intangible assets	(2,159)	(1,884)	(2,904)

Fair value remeasurement of contingent consideration	(159)	(135)	53

Expenses arising from the impact of acquisitions on inventories(c)	(166)	-	-

Restructuring costs and similar items	(731)	(879)	(795)

Other gains and losses, and litigation(d)	(215)	211	-
Operating income	5,803	6,534	5,624
Financial expenses(e)	(420)	(924)	(559)

Financial income	147	68	178
Income before tax and investments accounted for using the equity method	5,530	5,678	5,243

(a)

Excluding restructuring costs relating to investments accounted for using the equity method and expenses arising from the impact of acquisitions on investments accounted for using the equity method, and after elimination of Sanofi’s share of the business net income of Sanofi Pasteur MSD from the date when Sanofi and Merck announced their intention to end their joint venture (€52 million in 2016).

(b)	Excluding (i) restructuring costs and (ii) other adjustments attributable to non-controlling interests.

(c)	This line records the impact of the workdown of acquired inventories remeasured at fair value at the acquisition date.

(d)	For 2017, this line includes an adjustment to a provision for vendor’s liability guarantees relating to past divestments.

For 2016, it includes the pre-tax gain on divestment of Sanofi’s interest in the Sanofi Pasteur MSD joint venture.

(e)	For 2016, this line includes an impairment loss of €457 million taken against Sanofi’s equity investment in Alnylam Pharmaceuticals, Inc. (see Note D.29.).

D.35.2. Other segment information

The tables below show the split by operating segment of (i) the carrying amount of associates and joint ventures accounted for using the equity method, (ii) acquisitions of property, plant and equipment, and (iii) acquisitions of intangible assets.

The principal investments accounted for using the equity method are: for the Pharmaceuticals segment, Regeneron Pharmaceuticals, Inc. (see Note D.2.2.), the entities majority owned by BMS (see Note C.2.), and Infraserv GmbH & Co. Höchst KG; and for the Vaccines segment, Sanofi Pasteur MSD (until March 8, 2016; see Notes B.1. and D.2.3.).

Acquisitions of intangible assets and property, plant and equipment correspond to acquisitions paid for during the period.

	2017
(€ million)	Pharmaceuticals	Consumer Healthcare	Vaccines	Total Sanofi
Investments accounted for using the equity method	2,831	19	13	2,863

Acquisitions of property, plant and equipment	1,033	9	346	1,388

Acquisitions of other intangible assets	367	9	192	568

	2017
(€ million)	Pharmaceuticals	Vaccines	Total Sanofi
Investments accounted for using the equity method	2,850	13	2,863

Acquisitions of property, plant and equipment	1,042	346	1,388

Acquisitions of other intangible assets	376	192	568

	2016
(€ million)	Pharmaceuticals	Vaccines	Total Sanofi
Investments accounted for using the equity method	2,886	4	2,890

Acquisitions of property, plant and equipment	904	315	1,219

Acquisitions of other intangible assets	807	57	864

	2015
(€ million)	Pharmaceuticals	Vaccines	Total Sanofi
Investments accounted for using the equity method	2,422	254	2,676

Acquisitions of property, plant and equipment	945	258	1,203

Acquisitions of other intangible assets	1,533	36	1,569

D.35.3. Information by geographical region

The geographical information on net sales provided below is based on the geographical location of the customer. In accordance with IFRS 8, the non-current assets reported below exclude financial instruments, deferred tax assets, and pre-funded pension obligations.

	2017
(€ million)	Total Sanofi	Europe	of which France	North America	of which United States	Other countries
Net sales	35,055	9,525	2,330	12,460	11,855	13,070
Non-current assets:

∎ property, plant and equipment	9,579	5,969	3,180	2,560	2,142	1,050

∎ goodwill	40,264

∎ other intangible assets	13,080	6,171		5,210		1,699

	2016
(€ million)	Total Sanofi	Europe	of which France	North America	of which United States	Other countries
Net sales	33,821	8,679	2,206	12,963	12,391	12,179
Non-current assets:

∎ property, plant and equipment	10,019	6,068	3,413	2,850	2,447	1,101

∎ goodwill	40,287

∎ other intangible assets	10,879	3,612		5,430		1,837

	2015
(€ million)	Total Sanofi	Europe	of which France	North America	of which United States	Other countries
Net sales(a)	34,060	9,861	2,248	12,369	11,764	11,830
Non-current assets:

∎ property, plant and equipment	9,943	5,956	3,480	2,879	2,498	1,108

∎ goodwill	39,557

∎ other intangible assets	12,026	3,719		5,980		2,327

(a)

Following a change in accounting presentation in 2016, VaxServe sales of non-Sanofi products are included in Other revenues. The presentation of 2015 Net sales and Other revenues has been amended accordingly (see Note B.13.).

As stated in Note D.5., goodwill is not allocated by geographical region.